Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities in Foreign Currencies

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2020		June 30, 2019
	USD	EUR	USD	EUR
	$	$	$	$
Cash at Bank / on hand	2,512,767	38,020	201,737	27,052
Trade and other payables	99,637	-	117,992	1,990

Schedule of Maturities of Financial Liabilities

The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of financial liabilities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/liabilities
At June 30, 2020	$	$	$	$	$	$	$
Trade and other payables	723,724	-	-	-	-	723,724	723,724
Lease liabilities	108,924	131,991	188,621	-	-	429,536	429,536
Borrowings	-	-	52,252	-	-	52,252	52,252
TOTAL	832,648	131,991	240,873	-	-	1,205,512	1,205,512

Contractual maturities of financial liabilities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/liabilities
At June 30, 2019	$	$	$	$	$	$	$
Trade and other payables	1,005,305	-	-	-	-	1,005,305	1,005,305
TOTAL	1,005,305	-	-	-	-	1,005,305	1,005,305

Schedule of Exposure to Interest Rate Risks and Effective Interest Rates of Financial Assets and Liabilities

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognized and unrealized, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
Consolidated	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2020	11,645,389		11,645,389	0.5%	At call
	2019	2,131,741		2,131,741	1.74%	At call
Performance bond / deposits	2020	—	2,025	2,025	—	At call
	2019	—	53,456	53,456	—	At call
Totals	2020	11,645,389	2,025	11,647,414
	2019	2,131,741	53,456	2,185,197
Financial liabilities
Borrowings	2020	—	52,252	52,252	1%	—
Leases	2020	—	429,536	429,536	5.37%
	2019	—	—	—	—	—
Totals	2020	—	481,788	481,788
	2019	—	—	—